Net income per ordinary share	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Net income per ordinary share	Net income per ordinary share
Basic net income per ordinary share attributable to the Group has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares.

There is no difference in net income used for basic and diluted net income per ordinary share.

Basic and diluted net income per ordinary share attributable to the Group includes the adjustment to reflect the accretion of the noncontrolling interest in MeDiNova to its redemption value.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	52,737,299	54,004,963	52,885,252	53,935,939
Effect of dilutive share options outstanding	457,028	545,709	398,428	450,127
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	53,194,327	54,550,672	53,283,680	54,386,066

The reconciliation of net income attributable to the Group and net income attributable to the Group (including NCI redemption amount) as used to calculate net income per ordinary share attributable to the Group is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)
Net income attributable to the Group	$91,641	$94,825	$231,097	$274,979
Noncontrolling interest adjustment to redemption amount	—	(1,243)	(4,522)	(1,243)
Net income attributable to the Group (including NCI redemption adjustment)	$91,641	$93,582	$226,575	$273,736

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic	$1.74	$1.73	$4.28	$5.08
Diluted	$1.72	$1.72	$4.25	$5.03